UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
24,843	iShares Core U.S. Aggregate Bond ETF	$2,722,545	4.0
16,472	iShares MSCI EMU Index Fund	713,567	1.0
17,832	iShares Russell 1000 Value Index Fund	2,113,270	3.1
49,285	Schwab U.S. TIPs ETF	2,723,489	4.0

	Total Exchange-Traded Funds
	(Cost $8,010,414)	8,272,871	12.1

MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 85.8%
196,493	Voya Emerging Markets Index Portfolio - Class I	2,363,810	3.4
484,866	Voya Floating Rate Fund - Class I	4,766,235	6.9
135,102	Voya Global Bond Fund - Class R6	1,352,370	2.0
503,688	Voya High Yield Bond Fund - Class R6	4,115,135	6.0
1,207,653	Voya Intermediate Bond Fund - Class R6	12,245,605	17.8
336,966	Voya International Index Portfolio - Class I	3,490,972	5.1
178,664	Voya Large Cap Growth Portfolio - Class I	3,442,852	5.0
320,671	Voya Large Cap Value Portfolio - Class I	4,159,097	6.1
77,355	Voya MidCap Opportunities Portfolio - Class I	1,045,062	1.5
127,919	Voya Multi-Manager International Factors Fund - Class I	1,387,919	2.0
87,852	Voya Multi-Manager Mid Cap Value Fund - Class I	1,063,009	1.6
91,185	Voya RussellTM Mid Cap Index Portfolio - Class I	1,401,507	2.0
552,474	Voya Short Term Bond Fund - Class R6	5,441,866	7.9
100,859	Voya Small Company Portfolio - Class I	2,149,297	3.1
377,068	Voya U.S. Bond Index Portfolio - Class I	4,004,459	5.8
347,339	Voya U.S. Stock Index Portfolio - Class I	5,189,244	7.6
56,846	VY® Clarion Global Real Estate Portfolio - Class I	677,610	1.0
18,431	VY® Clarion Real Estate Portfolio - Class I	677,167	1.0
		58,973,216	85.8
		Affiliated Investment Companies: (continued)
	Unaffiliated Investment Companies: 2.0%
282,131	(1) Credit Suisse Commodity Return Strategy Fund - Class I	$1,393,727	2.0

	Total Mutual Funds
	(Cost $54,295,404)	60,366,943	87.8

	Total Investments in Securities (Cost $62,305,818)	$68,639,814	99.9
	Assets in Excess of Other Liabilities	90,895	0.1
	Net Assets	$68,730,709	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,272,871	$–	$–	$8,272,871
Mutual Funds	60,366,943	–	–	60,366,943
Total Investments, at fair value	$68,639,814	$–	$–	$68,639,814
Other Financial Instruments+
Futures	2,827	–	–	2,827
Total Assets	$68,642,641	$–	$–	$68,642,641
Liabilities Table
Other Financial Instruments+
Futures	$(14,274)	$–	$–	$(14,274)
Total Liabilities	$(14,274)	$–	$–	$(14,274)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	1,470,799	1,145,328	(645,158)	392,841	2,363,810	28,983	42,208	-
Voya Floating Rate Fund - Class I	4,463,488	1,243,488	(881,885)	(58,856)	4,766,235	144,377	(2,330)	-
Voya Global Bond Fund - Class R6	3,658,036	258,105	(2,736,381)	172,610	1,352,370	98,148	(65,518)	-
Voya High Yield Bond Fund - Class R6	4,494,621	358,962	(790,310)	51,862	4,115,135	176,060	18,907	-
Voya Intermediate Bond Fund - Class R6	13,262,892	1,154,370	(2,396,472)	224,815	12,245,605	312,495	7,595	-
Voya International Index Portfolio - Class I	5,243,153	245,016	(2,163,360)	166,163	3,490,972	85,947	587,039	-
Voya Large Cap Growth Portfolio - Class I	2,927,236	1,781,616	(1,098,823)	(167,177)	3,442,852	22,129	428,536	242,935
Voya Large Cap Value Portfolio - Class I	4,475,843	673,539	(1,000,883)	10,598	4,159,097	16,726	330,572	-
Voya MidCap Opportunities Portfolio - Class I	1,095,214	119,751	(245,942)	76,039	1,045,062	1,594	27,998	58,794
Voya Multi-Manager International Factors Fund - Class I	-	1,483,313	(214,291)	118,897	1,387,919	-	9,002	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,119,466	83,393	(248,128)	108,278	1,063,009	-	(14,671)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,325,594	271,930	(2,252,115)	56,098	1,401,507	20,930	90,531	95,914
Voya Short Term Bond Fund - Class R6	6,620,618	621,073	(1,839,692)	39,867	5,441,866	82,346	(26,750)	-
Voya Small Company Portfolio - Class I	1,493,849	1,165,027	(437,827)	(71,752)	2,149,297	7,024	(14,542)	215,890
Voya U.S. Bond Index Portfolio - Class I	5,058,685	1,229,728	(2,368,470)	84,516	4,004,459	77,002	(45,494)	10,472
Voya U.S. Stock Index Portfolio - Class I	4,745,714	3,004,756	(2,936,608)	375,382	5,189,244	14,451	23,010	279,408
VY® Clarion Global Real Estate Portfolio - Class I	750,908	60,441	(136,360)	2,621	677,610	25,576	11,441	-
VY® Clarion Real Estate Portfolio - Class I	756,506	79,305	(160,206)	1,562	677,167	16,460	1,842	-
	$64,962,622	$14,979,143	$(22,552,913)	$1,584,364	$58,973,216	$1,130,248	$1,409,376	$903,413

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	9	12/07/17	$1,339,702	$2,827
			$1,339,702	$2,827
Short Contracts
Mini MSCI EAFE Index	(14)	12/15/17	(1,384,880)	(14,274)
			$(1,384,880)	$(14,274)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$2,827
Total Asset Derivatives		$2,827

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$14,274
Total Liability Derivatives		$14,274

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $63,804,044.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,504,167
Gross Unrealized Depreciation	(1,677,020)

Net Unrealized Appreciation	$4,827,147

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
33,636	iShares MSCI EMU Index Fund	$1,457,112	1.0
30,347	iShares Russell 1000 Value Index Fund	3,596,423	2.5

	Total Exchange-Traded Funds
	(Cost $4,540,022)	5,053,535	3.5

MUTUAL FUNDS: 96.3%
		Affiliated Investment Companies: 94.8%
687,007	Voya Emerging Markets Index Portfolio - Class I	8,264,690	5.8
709,935	Voya Floating Rate Fund - Class I	6,978,665	4.9
342,430	Voya High Yield Bond Fund - Class R6	2,797,653	2.0
184,063	Voya Index Plus LargeCap Portfolio - Class I	4,977,076	3.5
1,233,877	Voya Intermediate Bond Fund - Class R6	12,511,511	8.8
1,649,311	Voya International Index Portfolio - Class I	17,086,857	12.1
655,896	Voya Large Cap Growth Portfolio - Class I	12,639,122	8.9
1,315,230	Voya Large Cap Value Portfolio - Class I	17,058,536	12.0
368,072	Voya MidCap Opportunities Portfolio - Class I	4,972,656	3.5
351,482	Voya Multi-Manager International Equity Fund - Class I	4,249,418	3.0
260,878	Voya Multi-Manager International Factors Fund - Class I	2,830,525	2.0
418,028	Voya Multi-Manager Mid Cap Value Fund - Class I	5,058,142	3.6
464,917	Voya RussellTM Mid Cap Index Portfolio - Class I	7,145,782	5.0
414,005	Voya Small Company Portfolio - Class I	8,822,437	6.2
129,782	Voya U.S. Bond Index Portfolio - Class I	1,378,290	1.0
993,424	Voya U.S. Stock Index Portfolio - Class I	14,841,756	10.5
115,928	VY® Clarion Global Real Estate Portfolio - Class I	1,381,864	1.0
37,589	VY® Clarion Real Estate Portfolio - Class I	1,381,004	1.0
		134,375,984	94.8

	Unaffiliated Investment Companies: 1.5%
431,975	(1) Credit Suisse Commodity Return Strategy Fund - Class I	$2,133,958	1.5

	Total Mutual Funds
	(Cost $110,496,234)	136,509,942	96.3

	Total Investments in Securities (Cost $115,036,256)	$141,563,477	99.8
	Assets in Excess of Other Liabilities	220,699	0.2
	Net Assets	$141,784,176	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,053,535	$–	$–	$5,053,535
Mutual Funds	136,509,942	–	–	136,509,942
Total Investments, at fair value	$141,563,477	$–	$–	$141,563,477
Other Financial Instruments+
Futures	5,969	–	–	5,969
Total Assets	$141,569,446	$–	$–	$141,569,446
Liabilities Table
Other Financial Instruments+
Futures	$(29,567)	$–	$–	$(29,567)
Total Liabilities	$(29,567)	$–	$–	$(29,567)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,494,301	$2,993,092	$(1,732,340)	$1,509,637	$8,264,690	$116,911	$85,994	$-
Voya Floating Rate Fund - Class I	4,169,109	3,613,703	(748,093)	(56,054)	6,978,665	178,274	(21,576)	-
Voya Global Bond Fund - Class R6	2,734,341	193,542	(3,071,498)	143,615	-	54,125	(98,473)	-
Voya High Yield Bond Fund - Class R6	2,810,004	281,288	(336,673)	43,034	2,797,653	115,496	1,777	-
Voya Index Plus LargeCap Portfolio - Class I	4,165,208	986,589	(652,503)	477,782	4,977,076	80,597	22,035	92,344
Voya Intermediate Bond Fund - Class R6	9,981,501	3,750,634	(1,434,911)	214,287	12,511,511	279,822	(16,545)	-
Voya International Index Portfolio - Class I	16,867,172	706,219	(2,658,422)	2,171,888	17,086,857	416,239	629,128	-
Voya Large Cap Growth Portfolio - Class I	17,779,606	4,095,799	(7,820,869)	(1,415,414)	12,639,122	80,872	3,336,435	887,820
Voya Large Cap Value Portfolio - Class I	16,941,261	1,509,911	(2,244,739)	852,103	17,058,536	70,524	476,889	-
Voya MidCap Opportunities Portfolio - Class I	4,776,163	438,040	(648,494)	406,947	4,972,656	7,148	49,809	272,088
Voya Multi-Manager International Equity Fund - Class I	5,566,934	140,664	(2,218,781)	760,601	4,249,418	-	160,460	-
Voya Multi-Manager International Factors Fund - Class I	-	2,898,993	(311,015)	242,547	2,830,525	-	15,603	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,878,985	366,707	(652,027)	464,477	5,058,142	-	(39,021)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	9,699,320	890,820	(3,237,769)	(206,589)	7,145,782	105,219	538,778	482,178
Voya Small Company Portfolio - Class I	4,220,065	5,988,885	(983,691)	(402,822)	8,822,437	28,375	(17,990)	872,092
Voya U.S. Bond Index Portfolio - Class I	2,730,623	286,809	(1,696,318)	57,176	1,378,290	34,510	(35,437)	3,670
Voya U.S. Stock Index Portfolio - Class I	11,792,413	7,167,635	(5,109,972)	991,680	14,841,756	39,931	21,340	772,042
VY® Clarion Global Real Estate Portfolio - Class I	1,403,357	122,838	(167,541)	23,210	1,381,864	51,648	1,684	-
VY® Clarion Real Estate Portfolio - Class I	1,413,838	140,207	(175,263)	2,222	1,381,004	$33,257	937	-
	$127,424,201	$36,572,375	$(35,900,919)	$6,280,327	$134,375,984	$1,692,948	$5,111,827	$3,382,234

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	19	12/07/17	$2,828,260	$5,969
			$2,828,260	$5,969
Short Contracts
Mini MSCI EAFE Index	(29)	12/15/17	(2,868,680)	(29,567)
			$(2,868,680)	$(29,567)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$5,969
Total Asset Derivatives		$5,969

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$29,567
Total Liability Derivatives		$29,567

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,976,530.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,791,355
Gross Unrealized Depreciation	(3,222,045)

Net Unrealized Appreciation	$23,569,310

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
63,791	iShares Core U.S. Aggregate Bond ETF	$6,990,856	4.9
33,836	iShares MSCI EMU Index Fund	1,465,775	1.0
36,631	iShares Russell 1000 Value Index Fund	4,341,140	3.1

	Total Exchange-Traded Funds
	(Cost $12,063,847)	12,797,771	9.0

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 89.3%
520,592	Voya Emerging Markets Index Portfolio - Class I	6,262,727	4.4
716,777	Voya Floating Rate Fund - Class I	7,045,914	4.9
691,989	Voya High Yield Bond Fund - Class R6	5,653,552	4.0
159,418	Voya Index Plus LargeCap Portfolio - Class I	4,310,664	3.0
1,936,775	Voya Intermediate Bond Fund - Class R6	19,638,895	13.8
833,261	Voya International Index Portfolio - Class I	8,632,579	6.0
625,902	Voya Large Cap Growth Portfolio - Class I	12,061,139	8.5
1,105,329	Voya Large Cap Value Portfolio - Class I	14,336,120	10.1
318,788	Voya MidCap Opportunities Portfolio - Class I	4,306,825	3.0
355,146	Voya Multi-Manager International Equity Fund - Class I	4,293,720	3.0
329,497	Voya Multi-Manager International Factors Fund - Class I	3,575,037	2.5
359,174	Voya Multi-Manager Mid Cap Value Fund - Class I	4,346,005	3.0
187,904	Voya RussellTM Mid Cap Index Portfolio - Class I	2,888,091	2.0
283,847	Voya Short Term Bond Fund - Class R6	2,795,888	2.0
279,950	Voya Small Company Portfolio - Class I	5,965,740	4.2
522,013	Voya U.S. Bond Index Portfolio - Class I	5,543,782	3.9
861,031	Voya U.S. Stock Index Portfolio - Class I	12,863,805	9.0
117,131	VY® Clarion Global Real Estate Portfolio - Class I	1,396,203	1.0
37,978	VY® Clarion Real Estate Portfolio - Class I	1,395,326	1.0
		127,312,012	89.3

	Unaffiliated Investment Companies: 1.5%
434,615	(1) Credit Suisse Commodity Return Strategy Fund - Class I	$2,146,999	1.5

	Total Mutual Funds
	(Cost $109,558,220)	129,459,011	90.8

	Total Investments in Securities (Cost $121,622,067)	$142,256,782	99.8
	Assets in Excess of Other Liabilities	220,713	0.2
	Net Assets	$142,477,495	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,797,771	$–	$–	$12,797,771
Mutual Funds	129,459,011	–	–	129,459,011
Total Investments, at fair value	$142,256,782	$–	$–	$142,256,782
Other Financial Instruments+
Futures	5,969	–	–	5,969
Total Assets	$142,262,751	$–	$–	$142,262,751
Liabilities Table
Other Financial Instruments+
Futures	$(29,567)	$–	$–	$(29,567)
Total Liabilities	$(29,567)	$–	$–	$(29,567)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,759,692	$3,780,866	$(1,226,048)	$948,217	$6,262,727	$83,780	$60,242	$-
Voya Floating Rate Fund - Class I	6,976,395	984,312	(845,541)	(69,252)	7,045,914	219,504	(23,733)	-
Voya Global Bond Fund - Class R6	2,745,392	203,103	(3,093,078)	144,583	-	54,641	(98,277)	-
Voya High Yield Bond Fund - Class R6	5,642,414	577,501	(654,135)	87,772	5,653,552	233,723	3,312	-
Voya Index Plus LargeCap Portfolio - Class I	4,181,807	305,531	(608,651)	431,977	4,310,664	70,673	46,977	80,973
Voya Intermediate Bond Fund - Class R6	19,352,362	2,234,523	(2,317,792)	369,802	19,638,895	482,840	(16,731)	-
Voya International Index Portfolio - Class I	8,467,094	520,782	(1,494,400)	1,139,103	8,632,579	213,014	275,783	-
Voya Large Cap Growth Portfolio - Class I	14,417,775	4,325,821	(5,819,354)	(863,103)	12,061,139	77,243	2,396,723	847,982
Voya Large Cap Value Portfolio - Class I	14,163,840	1,637,264	(2,107,436)	642,452	14,336,120	58,715	474,134	-
Voya MidCap Opportunities Portfolio - Class I	4,110,333	448,975	(607,128)	354,645	4,306,825	6,221	41,340	236,631
Voya Multi-Manager International Equity Fund - Class I	4,191,897	153,884	(782,413)	730,352	4,293,720	-	64,915	-
Voya Multi-Manager International Factors Fund - Class I	-	3,710,296	(441,690)	306,431	3,575,037	-	20,345	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,198,878	365,653	(622,977)	404,451	4,346,005	-	(34,917)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	4,173,594	430,680	(1,778,262)	62,079	2,888,091	42,786	86,972	196,074
Voya Short Term Bond Fund - Class R6	4,484,981	463,706	(2,170,651)	17,852	2,795,888	49,325	(8,945)	-
Voya Small Company Portfolio - Class I	2,824,582	4,104,266	(703,528)	(259,580)	5,965,740	19,361	(29,337)	595,055
Voya U.S. Bond Index Portfolio - Class I	6,872,267	1,380,057	(2,818,105)	109,563	5,543,782	106,541	(54,359)	14,243
Voya U.S. Stock Index Portfolio - Class I	13,263,569	3,660,928	(5,084,397)	1,023,705	12,863,805	35,079	76,964	678,233
VY® Clarion Global Real Estate Portfolio - Class I	1,408,909	130,852	(167,016)	23,458	1,396,203	52,262	1,527	-
VY® Clarion Real Estate Portfolio - Class I	1,419,381	158,444	(184,781)	2,282	1,395,326	33,646	306	-
	$125,655,162	$29,577,443	$(33,527,382)	$5,606,789	$127,312,012	$1,839,354	$3,283,241	$2,649,191

At September 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	19	12/07/17	$2,828,260	$5,969
			$2,828,260	$5,969
Short Contracts
Mini MSCI EAFE Index	(29)	12/15/17	(2,868,680)	(29,567)
			$(2,868,680)	$(29,567)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$5,969
Total Asset Derivatives		$5,969

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$29,567
Total Liability Derivatives		$29,567

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $124,604,335.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,923,179
Gross Unrealized Depreciation	(3,288,369)

Net Unrealized Appreciation	$17,634,810

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017